Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing receivables, gross	$ 20,317	$ 50,002
Allowance for expected credit loss on financing receivables	(20,317)	(30,114)	$ (26,772)
Financing receivables, net		19,888
Current portion	0	172
Non-current portion	0	19,716
Micro-credit personal loans
Financing receivables, gross	$ 20,317	19,971
Corporate loans
Financing receivables, gross		$ 30,031